Mortgage banking activities	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Mortgage Banking Activities [Text BLock]

Note 12 – Mortgage banking activities

The caption of mortgage banking activities in the consolidated statements of operations consists of the following categories:

	Year ended December 31,
(In thousands)	2013	2012	2011
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$45,481	$48,176	$49,158
Mortgage servicing rights fair value adjustments	(11,403)	(17,406)	(37,061)
Total mortgage servicing fees, net of fair value adjustments	34,078	30,770	12,097
Net gain on sale of loans, including valuation on loans held for sale	26,719	76,181	25,621
Trading account profit (loss) :
Unrealized gains on outstanding derivative positions	746	304	956
Realized gains (losses) on closed derivative positions	10,130	(22,464)	(43,157)
Total trading account profit (loss)	10,876	(22,160)	(42,201)
Total mortgage banking activities	$71,673	$84,791	$(4,483)